September 6, 2019

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:                 Allianz Funds Multi-Strategy Trust (Reg. 333-148624) (811-22167)

Ladies and Gentlemen:

We are filing the corresponding XBRL Exhibit pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with risk/return summary information from the supplement filed August 30, 2019.

Any comments or questions on this filing should be directed to Emily Picard at (212) 739-3031.

Sincerely,

/s/ Emily Picard
Emily Picard
Assistant Vice President & Counsel

cc: Ropes & Gray LLP

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

212.739.3000